(19) DEBENTURES (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
DisclosureOfDebenturesLineItems [Line Items]
Debentures		R$ 8,546,278		R$ 8,940,845		R$ 9,176,527
Measured At Amortized Cost [Member] | Floating Rate [Member]
DisclosureOfDebenturesLineItems [Line Items]
Debentures		R$ 8,096,368		8,566,274		9,253,396
Measured At Amortized Cost [Member] | Floating Rate [Member] | TJLP [Member]
DisclosureOfDebenturesLineItems [Line Items]
Annual interest		TJLP + 1%
Debentures		R$ 438,990	[1]	481,099	[1]	495,408
Maturity range	[1]	2009 to 2029
Collateral	[1]	Liens
Measured At Amortized Cost [Member] | Floating Rate [Member] | CDI [Member]
DisclosureOfDebenturesLineItems [Line Items]
Annual interest		(i) From 103.6% to 109.5% of CDI (ii) CDI + 0.75% to 0.83%
Debentures		R$ 6,336,467	[2]	6,717,747	[2]	7,446,556
Maturity range	[2]	2018 to 2025
Collateral	[2]	CPFL Energia guarantee
Measured At Amortized Cost [Member] | Floating Rate [Member] | CDI [Member]
DisclosureOfDebenturesLineItems [Line Items]
Annual interest		From 104.75% to 110% of CDI
Debentures	[2]	R$ 996,644		859,428
Maturity range	[2]	2015 to 2022
Collateral	[2]	No guarantee
Measured At Amortized Cost [Member] | Floating Rate [Member] | IPCA [Member]
DisclosureOfDebenturesLineItems [Line Items]
Annual interest		IPCA + from 4.42% to 5.8%
Debentures		R$ 1,320,909	[3]	1,367,428	[3]	1,311,432
Maturity range	[3]	2019 to 2027
Collateral	[3]	CPFL Energia guarantee
At Fair Value [member] | Floating Rate [Member]
DisclosureOfDebenturesLineItems [Line Items]
Debentures		R$ 492,125		434,367
At Fair Value [member] | Floating Rate [Member] | IPCA [Member]
DisclosureOfDebenturesLineItems [Line Items]
Annual interest		IPCA + 5.80%
Debentures		R$ 444,939	[3]	426,989	[3]
Maturity range	[3]	2024 to 2026
Collateral	[3]	CPFL Energia guarantee
At Fair Value [member] | Floating Rate [Member] | Fair Value Adjustment [Member]
DisclosureOfDebenturesLineItems [Line Items]
Debentures		R$ 47,186		7,378
Borrowing Costs [Member]
DisclosureOfDebenturesLineItems [Line Items]
Debentures	[4]	R$ (42,215)		R$ (59,796)		R$ (76,870)

[1]	TJLP + 3.48%
[2]	From 104.68% to 110.77% of CDI | CDI + from 0.76% to 0.89%
[3]	IPCA + 4.84% to 6.31%
[4]	In accordance with IFRS 9 this refers to borrowing costs directly attributable to the issuance of the respective debts.